Note 30 Commitments and guarantees given (Details) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		€ 187,331	€ 152,868
Memorandum financial guarantees given		20,464	18,839
Memorandum other commitments given		49,521	42,577
Total Loan commitments and financial guarantees		257,316	214,283
Of which impaired [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		197	165
Memorandum financial guarantees given	[1]	214	229
Memorandum other commitments given	[1]	550	636
Central banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		0	0
Memorandum financial guarantees given		0	0
Memorandum other commitments given		0	0
Government [member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		2,435	3,115
Memorandum financial guarantees given		142	74
Memorandum other commitments given		301	327
Banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		31,418	15,595
Memorandum financial guarantees given		932	978
Memorandum other commitments given		6,184	3,607
Other financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		8,872	7,063
Memorandum financial guarantees given		2,802	2,177
Memorandum other commitments given		3,703	1,837
Non financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		73,704	71,303
Memorandum financial guarantees given		16,448	15,460
Memorandum other commitments given		39,189	36,681
Households [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		70,903	55,791
Memorandum financial guarantees given		140	150
Memorandum other commitments given		€ 145	€ 125

[1]	(1) Impaired financial guarantees given amounted to €763 million and €865 million, respectively, as of June 30, 2024 and December 31, 2023, respectively.